Financial Instruments - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 412	$ 67	$ 169
Long term debt					$ 75,746		$ 72,254
Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 544	$ (383)
Increase (decrease) in borrowings							1,659
U.S. Dollar | Long Term Yankee Bonds
Disclosure of detailed information about financial instruments [line items]
Long term debt					47,885		$ 43,504
U.S. Dollar | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about financial instruments [line items]
Long term debt				$ 705		$ 705
Mexican peso | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in borrowings					$ 1,115